BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
BORROWINGS
Schedule of total borrowings

	As of December 31,
	2019	2020
	RMB	RMB	US$
Long-term borrowings, current portion
Bank borrowings (1)	34,965	—	—
Borrowing from TTCO (2)	226,969	—	—
	261,934	—	—

Long-term borrowings, non-current portion
Bank borrowings (1)	310,355	—	—
	310,355	—	—

Total borrowings	572,289	—	—
(1)

In October 2019, the Group obtained new loans in the amount of RMB176,440 (US$27,041) and RMB173,210 (US$26,546) from Industrial and Commercial Bank of China Xiamen Branch (the “ICBC Xiamen Branch”) and Bank of China Limited Xiamen Branch (the “BOC Xiamen Branch”), respectively, with ten-year maturities and an annual interest rate of 4.66%. The interest rate is calculated based on the five-year loan prime rate minus 19.5 basis points. These loans are for the purchase of the Xiamen office building and collateralized by a pledge of building in the PRC with carrying values of RMB663,790 (US$101,730) as of December 31 2019. Beijing WFOE and Luckin TJ also provided a corporate guarantee for these two bank borrowings from ICBC Xiamen Branch and BOC Xiamen Branch and Mr.Charles Zhengyao Lu and Ms. Jenny Zhiya Qian, provided personal guarantees for the bank borrowing from BOC Xiamen Branch. These loans have been fully settled by the end of April 2020.

(2)

In July 2018, the Group got a borrowing of RMB300,000 from TTCO Trust Corporation Limited (“TTCO”) with a two-year maturity and an annual interest rate of 8%. The borrowing was denominated in RMB. The proceeds were used for general corporate and certain capital expenditure. To secure the Group’s obligation under the borrowing, Beijing WFOE provided a corporate guarantee and Mr. Charles Zhengyao Lu and Ms. Jenny Zhiya Qian provided personal guarantees. Capitalized interest was RMB539 and RMB694 and RMB6 (US$1) for the years ended December 31, 2018, 2019 and 2020, respectively. The borrowing has been fully repaid by April 2020.